Summary of Components of Discontinued Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	$ 269,932	$ 1,260,671	$ 1,163,559
Interest expense	(27,104)	(8,123)	(1,090)
Depreciation and amortization	(1,958)	(575,322)	(607,426)
Gain on sale of assets, net	4,425,246
Loss on extinguishment of debt	(13,264)
Other (expenses) income	(66,160)	(910,941)	101,103
Total gains (expenses)	4,316,760	(1,494,386)	(507,413)
Discontinued operations	4,586,692	(233,715)	656,146
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	269,932	1,260,671	1,163,559
Interest expense	(27,104)	(8,123)	(1,090)
Depreciation and amortization	(1,958)	(575,322)	(607,426)
Gain on sale of assets, net	4,425,246
Loss on extinguishment of debt	(13,264)
Other (expenses) income	(66,160)	(910,941)	101,103
Total gains (expenses)	4,316,760	(1,494,386)	(507,413)
Discontinued operations	$ 4,586,692	$ (233,715)	$ 656,146